Note 6 - Share Capital (Detail) - Summary of Warrant Activity (CAD)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 21, 2012	Feb. 29, 2012	Jun. 16, 2011
Common shares purchasable upon exercise of warrants (in Shares)	1,642,956	949,495			894,950
Weighted average exercise price (in Dollars per Item)	3.00	3.25	1.65	924,302
Range of exercise prices - Low	2.60	1.65
Weighted average remaining contractual life (years)	3.35	3.35
Range of exercise prices - High	3 years 255 days	4 years 219 days
Weighted average remaining contractual life (years) (in Dollars)	3,140,893
Issued [Member]
Common shares purchasable upon exercise of warrants (in Shares)	924,302	949,495
Weighted average exercise price (in Dollars per Item)	2.60	3.25
Range of exercise prices - Low		1.65
Weighted average remaining contractual life (years)	2.60	3.35
Exercised [Member]
Common shares purchasable upon exercise of warrants (in Shares)	(230,841)
Weighted average exercise price (in Dollars per Item)	2.74
Range of exercise prices - Low	1.65
Weighted average remaining contractual life (years)	3.35